Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (30,566)	$ (18,844)
Exchange difference	1,979	1,812
Total	39,762	13,932
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,580	23,763
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,214	4,370
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	189	31
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,366	$ 2,800